UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 510 Madison Avenue
         New York, NY  10022

13F File Number:  028-13932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Chief Compliance Officer
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

 /s/     Ralph Stuto     New York, NY/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $1,672,780 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103   105838  2148044 SH       SOLE                  1661154        0   486890
CROSSTEX ENERGY L P            COM              22765U102     1051    61500 SH       SOLE                    61500        0        0
CROWN HOLDINGS INC             COM              228368106   174323  4733189 SH       SOLE                  3652739        0  1080450
DUN & BRADSTREET CORP DEL NE   COM              26483E100   160639  1895893 SH       SOLE                  1466428        0   429465
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   144966  1583636 SH       SOLE                  1224946        0   358690
LOCKHEED MARTIN CORP           COM              539830109   162415  1807419 SH       SOLE                  1397549        0   409870
TEMPUR PEDIC INTL INC          COM              88023U101   332016  3932436 SH       SOLE                  3064241        0   868195
TIME WARNER CABLE INC          COM              88732J207   297893  3655128 SH       SOLE                  2870558        0   784570
US BANCORP DEL                 COM NEW          902973304   145143  4581543 SH       SOLE                  3543003        0  1038540
WESTERN UN CO                  COM              959802109   148496  8437291 SH       SOLE                  6537961        0  1899330